JPMorgan Emerging Markets Debt Fund Expense Example - R5 R6 Shares [Member] - JPMorgan Emerging Markets Debt Fund	Feb. 28, 2026 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,148
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	$ 976